Summary of Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Noncontrolling interest percentage	100.00%
Required reserve capital	10.00%
Restricted cash (in Dollars)	$ 2,233	$ 2,242	$ 2,429	$ 2,417
Allowance for doubtful accounts (in Dollars)	$ 3,012			$ 2,606
Term agreement	1 year
Reporting unit	2
Useful life	3 years
Tax profit	10.00%
Registered capital percentage	50.00%
Percentage of reserve fund	10.00%
Aggregated appropriations percentage	50.00%
Micronet [Member]
Accounting Policies [Abstract]
Equity method percentage	31.47%
Beijing Fucheng [Member]
Accounting Policies [Abstract]
Equity method percentage	24.00%
Contractual arrangements percentage	76.00%